CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                  June 9, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                   Re:  Matrix Defined Trusts 10 (the "Fund")
                         (File No. 333-159828) (CIK# 1458569)
                        -------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., the depositor and principal underwriter of the Fund (the "Sponsor") is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, The America First Defensive Growth Portfolio, Series 5 (the "Trust"). The Registration Statement on
Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on June 8, 2009.

     If you have any questions, please do not hesitate to contact Matthew Schmanski at (312) 845-3720 or the undersigned at (312) 845-3834.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                    By     /s/ SCOTT R. ANDERSON
                                      ----------------------------
                                          Scott R. Anderson


SRA/mdd